CONSOLIDATED STATEMENTS OF CASH FLOWS - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Cash flows from operating activities:
Net profit (loss)	$ (74,933)	$ 3,914	$ (7,544)
Adjustments to reconcile net profit (loss) to net cash provided by operating activities:
Depreciation and amortization	331	235	171
Share-based compensation expense	12,001	3,956	221
Commercial agreement asset amortization	84,298	0	0
Long term deposit revaluation	24	0	0
Impairment of marketable securities	140	0	0
Warrants liabilities to preferred shares	5,872	5,523	5
Changes in operating assets and liabilities:
Increase in accounts receivable .	(5,591)	(1,652)	(1,193)
Increase in prepaid expenses and other assets	(23,239)	(12,273)	(3,916)
Increase in funds receivable	(29,272)	(11,829)	(1,317)
Increase in long-term receivables	0	(150)	0
Increase in funds payable to customers	23,143	12,884	12,508
Decrease (increase) operating lease ROU assets	1,382	(2,761)	(606)
Increase in deferred contract acquisition costs	(814)	(429)	(245)
Increase in accounts payable	5,007	10,018	4,131
Increase in accrued expenses and other liabilities	17,926	18,874	4,184
Increase (decrease) in deferred tax liabilities	(90)	52	(7)
Operating lease liabilities	(437)	2,988	636
Net cash provided by operating activities	15,748	29,350	7,028
Cash flows from investing activities:
Investment in marketable securities	(2,806)	(16,759)	0
Proceeds from marketable securities	748	0	0
Purchases of short-term investments	(117,185)	(6,375)	(43)
Proceeds from short-term investments	81,657	0	0
Purchases of long-term investments	(20)	(456)	(145)
Purchases of property and equipment	(2,883)	(456)	(264)
Net cash used in investing activities	(40,489)	(24,046)	(452)
Cash flows from financing activities:
Proceeds from exercise of share options	1,584	539	147
Issuance of convertible preferred shares, net of issuance costs	0	58,821	0
Proceeds from issuance of Ordinary shares in IPO, net of issuance costs	396,494
Proceeds from exercise of warrants to ordinary shares	529
Net cash provided by financing activities	398,607	59,360	147
Net increase in cash, cash equivalents, and restricted cash	373,866	64,664	6,723
Cash and cash equivalents and restricted cash—beginning of period	85,033	20,369	13,646
Cash and cash equivalents and restricted cash—end of period	458,899	85,033	20,369
Supplemental disclosures of cash flow information:
Cash paid for income taxes	5	68	65
Supplemental disclosures of noncash investing and financing activities:
Purchases of property and equipment during the period included in accounts payable	1	13	11
ROU assets and lease liabilities created during the period	17,329	3,734	1,209
Conversion of warrants liability	11,610	0
Recognition of commercial agreement asset	$ 280,842	$ 0	$ 0